Provision for contingencies	12 Months Ended
Dec. 31, 2025
Provision For Contingencies
Provision for contingencies

12.	Provision for contingencies

Management classifies the risk of loss of legal and administrative proceedings in which the Group is a party as a defendant. Provisions are recorded for contingencies classified as a probable risk of loss and Management believes that the recorded amount is sufficient to cover those losses.

(a)	Probable losses

	As of December 31,
	2025	2024
Legal and administrative proceedings:
Civil	217,015	217,845
Labor	71,755	82,511
Tax	21,573	1,567
Total	310,343	301,923

Civil lawsuits are controlled individually, and the provision is recorded whenever the loss is evaluated as probable, considering the opinion of legal advisors, the nature of the lawsuits, similarity with previous cases, complexity, and legal precedent, as well as when there is probable expectation of future cash disbursement.

Labor claims are controlled individually, and the provision is recorded whenever the loss is evaluated as probable, considering the claim status and the history of losses. From the date of the hearing until an initial court decision, labor claims are measured by the average of losses occurred within the last 12 months. After the appeal, the losses are measured based on experts’ calculations until the settlement.

There are no significant administrative claims in process for non-compliance with the rules of Brazilian Financial System, tax claims or payment of penalties that may cause significant impacts to the Group’s financial statements.

(b)	Possible losses

The Group is a party to certain legal and administrative proceedings, which, in accordance with their nature and the risk of loss evaluation, the Group does not qualify the risk of loss as probable:

	As of December 31,
	2025	2024
Possible losses:
Civil	50,000	-
Labor	23,455	22,569
Tax	40,176	38,773
Total	113,631	61,342

(c)	Judicial deposits

	As of December 31,
	2025	2024
Labor	37,500	37,091
Civil	74,960	30,952
Tax	14,184	13,034
Total	126,644	81,077

Judicial deposits are recognized as "Other Assets" in the balance sheet.

(d)	Changes in provision

	December 31, 2025
	Civil	Labor	Tax	Total
Opening balance	217,845	82,511	1,567	301,923
Reversals / additions in provision	159,097	13,257	20,006	192,360
Consumption	(159,927)	(24,013)	-	(183,940)
Closing balance	217,015	71,755	21,573	310,343

	December 31, 2024
	Civil	Labor	Tax	Total
Opening balance	120,165	112,074	-	232,239
Reversals / additions in provision	219,878	12,252	1,567	233,697
Consumption	(122,198)	(41,815)	-	(164,013)
Closing balance	217,845	82,511	1,567	301,923
	December 31, 2023
	Civil	Labor	Total
Opening balance	58,514	105,737	164,251
Reversals / additions in provision	115,281	23,167	138,448
Consumption	(53,630)	(16,830)	(70,460)
Closing balance	120,165	112,074	232,239